Consolidated Income Statements - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Profit (loss) [Abstract]
Net sales	[1]	€ 35,055		€ 33,821		€ 34,060	[2]
Other revenues	[1]	1,149		887		801	[2]
Cost of sales	[1]	(11,611)		(10,702)		(10,919)	[2]
Gross profit	[1]	24,593		24,006		23,942	[2]
Research and development expenses	[1]	(5,472)		(5,172)		(5,082)	[2]
Selling and general expenses	[1]	(10,058)		(9,486)		(9,382)	[2]
Other operating income	[1]	237		355		254	[2]
Other operating expenses	[1]	(233)		(482)		(462)	[2]
Amortization of intangible assets	[1]	(1,866)		(1,692)		(2,137)	[2]
Impairment of intangible assets	[1]	(293)		(192)		(767)	[2]
Fair value remeasurement of contingent consideration	[1]	(159)		(135)		53	[2]
Restructuring costs and similar items	[1]	(731)		(879)		(795)	[2]
Other gains and losses, and litigation		(215)	[1]	211	[1]	0
Operating income	[1]	5,803		6,534		5,624	[2]
Financial expenses	[1]	(420)		(924)		(559)	[2]
Financial income	[1]	147		68		178	[2]
Income before tax and investments accounted for using the equity method	[1]	5,530		5,678		5,243	[2]
Income tax expense	[1]	(1,722)		(1,326)		(709)	[2]
Share of profit/(loss) from investments accounted for using the equity method	[1]	104		134		(22)	[2]
Net income excluding the exchanged/held-for-exchange Animal Health business	[1]	3,912		4,486		4,512	[2]
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[1],[3]	4,643		314		(124)	[2]
Net income	[1]	8,555		4,800		4,388	[2]
Net income attributable to non-controlling interests	[1]	121		91		101	[2]
Net income attributable to equity holders of Sanofi	[1]	€ 8,434		€ 4,709		€ 4,287	[2]
Average number of shares outstanding (million)	[1]	1,256.9		1,286.6		1,306.2	[2]
Average number of shares outstanding after dilution (million)	[1]	1,266.8		1,296.0		1,320.7	[2]
Basic earnings per share (in euros)	[1]	€ 6.71		€ 3.66		€ 3.28	[2]
Basic earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros)	[1]	3.02		3.42		3.38	[2]
Diluted earnings per share (in euros)	[1]	6.66		3.63		3.25	[2]
Diluted earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros)	[1]	€ 2.99		€ 3.39		€ 3.34	[2]

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).
[3]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.